UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Municipal Income
2015 Fund

September 30, 2012

1.932717.101

M15-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.2%
	Principal Amount	Value
Arizona - 7.1%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 D, 4% 7/1/15	$ 100,000	$ 107,536
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/15 (FSA Insured)	505,000	562,161
Northern Arizona Univ. Revs. Series 2012, 3% 6/1/15 (FSA Insured)	200,000	210,638
Phoenix Civic Impt. Board Arpt. Rev. Series 2010 A, 5% 7/1/15	1,750,000	1,939,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/15	870,000	976,575
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/15	310,000	342,857
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/15	350,000	384,199
		4,522,966
California - 7.3%
California Gen. Oblig. 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	278,290
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/15 (a)	2,000,000	2,187,160
Los Angeles Unified School District Series 2011 A1, 5% 7/1/15	750,000	839,468
Palm Springs Unified School District Series 2011, 4% 8/1/15	1,000,000	1,087,820
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor and Gamble Proj.) Series 2009, 5% 7/1/15	200,000	219,940
		4,612,678
Connecticut - 3.0%
Connecticut Health & Ed. Rev. (Hartford HealthCare Proj.) Series A, 4% 7/1/15	1,000,000	1,075,920
Connecticut Health & Edl. Facilities Auth. Rev. Series 2007 I, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	824,775
		1,900,695
Florida - 10.2%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 4% 7/1/15	1,000,000	1,076,200
Citizens Property Ins. Corp.:
Series 2007 B, 5% 3/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	141,153
Series 2010 A1, 5% 6/1/15	150,000	164,096
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/15	$ 500,000	$ 559,645
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2005 A, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	360,000	402,566
Series 2009 B, 5% 6/1/15	500,000	559,120
Florida Muni. Pwr. Agcy. Rev. (St. Lucie Proj.) Series 2011 A, 4% 4/1/15	500,000	534,175
Miami-Dade County Pub. Facilities Rev. Series 2005 B, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	811,463
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/15 (c)	1,000,000	1,085,860
Reedy Creek Impt. District Utils. Rev. Series 2005-2, 5.25% 10/1/15 (AMBAC Insured)	1,000,000	1,112,210
		6,446,488
Georgia - 0.3%
Muni. Elec. Auth. of Georgia Series A, 4% 1/1/15	200,000	213,836
Hawaii - 2.6%
Hawaii Arpts. Sys. Rev. Series 2011, 4% 7/1/15 (c)	500,000	539,935
Hawaii Gen. Oblig. Series DR, 5% 6/1/15	1,000,000	1,121,350
		1,661,285
Illinois - 7.4%
Chicago O'Hare Int'l. Arpt. Rev. Series B, 4% 1/1/15	200,000	213,974
Illinois Gen. Oblig.:
Series 2005, 5% 4/1/15 (AMBAC Insured)	1,500,000	1,643,550
Series 2010, 5% 1/1/15	275,000	298,771
Illinois Sales Tax Rev. Series 2010, 5% 6/15/15	250,000	278,558
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/15	2,000,000	2,241,055
		4,675,908
Indiana - 2.1%
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,105,710
Purdue Univ. Rev. Series A, 5% 7/1/15	200,000	225,496
		1,331,206
Kentucky - 1.2%
Pikeville Hosp. Rev. Series 2011, 4% 3/1/15	750,000	790,935
Municipal Bonds - continued
	Principal Amount	Value
Maryland - 0.9%
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 3% 7/1/15	$ 520,000	$ 552,744
Massachusetts - 4.6%
Easton Gen. Oblig. 5% 8/1/15 (FSA Insured)	600,000	674,268
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/15	500,000	548,285
Massachusetts Gen. Oblig. Series 2005 C, 5% 9/1/15	505,000	571,221
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Nuclear #6 Proj.) Series 2012 A, 5% 7/1/15	1,000,000	1,114,060
		2,907,834
Michigan - 5.4%
Detroit School District Series 2012 A, 5% 5/1/15	500,000	548,485
Grand Traverse County Hosp. Series 2011 A, 5% 7/1/15	750,000	830,790
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 1999 B4, 0.9%, tender 3/16/15 (b)	1,000,000	1,001,700
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	950,000	1,047,480
		3,428,455
Nevada - 1.5%
Clark County Fuel Tax Series 2008, 5% 6/1/15 (Escrowed to Maturity)	175,000	196,287
Nevada Gen. Oblig. Series 2011 E, 4% 6/1/15	700,000	764,680
		960,967
New Jersey - 5.1%
New Jersey Ctfs. of Prtn. Series 2008 A, 5% 6/15/15	600,000	661,062
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2012, 5% 6/15/15	1,605,000	1,753,511
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/15	500,000	553,860
New Jersey Trans. Trust Fund Auth. Series 2003 A, 5.5% 12/15/15 (AMBAC Insured)	100,000	114,853
Stafford Township Board Ed. 4.25% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	164,360
		3,247,646
New Mexico - 1.6%
New Mexico Severance Tax Rev. Series 2011 A2, 5% 7/1/15	900,000	1,010,250
Municipal Bonds - continued
	Principal Amount	Value
New York - 10.7%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A, 5% 5/1/15	$ 1,085,000	$ 1,200,444
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/15	730,000	799,671
New York City Gen. Oblig.:
Series 2006 D, 5% 8/1/15	440,000	495,924
Series 2010 E, 5% 8/1/15	200,000	225,420
Series 2011 A, 3% 8/1/15	100,000	107,098
New York City Trust Cultural Resources Rev. Bonds Series 2009 C, 2.1%, tender 7/1/15 (b)	1,250,000	1,302,000
New York Dorm. Auth. Revs. Series 2012 A:
3% 7/1/15	235,000	249,864
5% 5/1/15	1,000,000	1,101,800
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. 4% 7/1/15	100,000	107,199
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/15	500,000	557,705
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A, 5% 6/1/15	575,000	629,665
		6,776,790
North Carolina - 3.0%
Dare County Ctfs. of Prtn. Series 2012 B, 3% 6/1/15	620,000	656,853
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/15	100,000	109,417
Wake County Gen. Oblig. Series 2009 C, 5% 3/1/15	1,000,000	1,113,340
		1,879,610
Ohio - 3.0%
Columbus Gen. Oblig. Series 2005 B, 5% 6/15/15	500,000	561,700
Kent State Univ. Revs. Series 2012 A, 5% 5/1/15	250,000	275,990
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2010 A, 3.375%, tender 7/1/15 (b)	1,000,000	1,035,430
		1,873,120
Oklahoma - 0.9%
Oklahoma St Wtr. Resources Board Rev. Fund Series 2011 A, 5% 4/1/15	500,000	557,030
Pennsylvania - 4.7%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/15 (FSA Insured)	250,000	277,170
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/15	500,000	543,645
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Redev. Auth. Rev. Series 2012, 5% 4/15/15	$ 1,200,000	$ 1,313,124
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/15	750,000	826,283
		2,960,222
Puerto Rico - 2.2%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2006 B, 5% 7/1/15	1,315,000	1,406,327
Texas - 6.6%
Denton Independent School District Series 2011, 5% 8/15/15	500,000	563,960
El Paso Independent School District Series 2008 A, 5% 2/15/15	100,000	110,674
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/15	580,000	644,983
Series A, 5% 7/1/15	125,000	139,185
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2008, 5% 5/15/15 (Berkshire Hathaway Assurance Corp. Insured)	435,000	484,616
Series 2010, 5% 5/15/15	500,000	555,920
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/15	500,000	552,135
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/15	1,000,000	1,125,590
		4,177,063
Washington - 4.0%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/15	350,000	380,419
Washington Gen. Oblig. Series R 2012A, 5% 7/1/15	1,425,000	1,602,897
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/15	500,000	559,485
		2,542,801
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 0.8%
Milwaukee Swr. Rev. Series S1, 3% 6/1/15	$ 500,000	$ 528,900
TOTAL INVESTMENT PORTFOLIO - 96.2% (Cost $60,164,361)	60,965,756
NET OTHER ASSETS (LIABILITIES) - 3.8%	2,410,333
NET ASSETS - 100%	$ 63,376,089
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $60,164,361. Net unrealized appreciation aggregated $801,395, of which $807,040 related to appreciated investment securities and $5,645 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Municipal Income 2015 Fund:
Class A
Institutional Class

September 30, 2012

Class A and Institutional Class
are classes of Fidelity® Municipal
Income 2015 Fund

1.932709.101

AM15-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.2%
	Principal Amount	Value
Arizona - 7.1%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 D, 4% 7/1/15	$ 100,000	$ 107,536
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/15 (FSA Insured)	505,000	562,161
Northern Arizona Univ. Revs. Series 2012, 3% 6/1/15 (FSA Insured)	200,000	210,638
Phoenix Civic Impt. Board Arpt. Rev. Series 2010 A, 5% 7/1/15	1,750,000	1,939,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/15	870,000	976,575
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/15	310,000	342,857
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/15	350,000	384,199
		4,522,966
California - 7.3%
California Gen. Oblig. 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	278,290
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/15 (a)	2,000,000	2,187,160
Los Angeles Unified School District Series 2011 A1, 5% 7/1/15	750,000	839,468
Palm Springs Unified School District Series 2011, 4% 8/1/15	1,000,000	1,087,820
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor and Gamble Proj.) Series 2009, 5% 7/1/15	200,000	219,940
		4,612,678
Connecticut - 3.0%
Connecticut Health & Ed. Rev. (Hartford HealthCare Proj.) Series A, 4% 7/1/15	1,000,000	1,075,920
Connecticut Health & Edl. Facilities Auth. Rev. Series 2007 I, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	824,775
		1,900,695
Florida - 10.2%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 4% 7/1/15	1,000,000	1,076,200
Citizens Property Ins. Corp.:
Series 2007 B, 5% 3/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	141,153
Series 2010 A1, 5% 6/1/15	150,000	164,096
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/15	$ 500,000	$ 559,645
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2005 A, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	360,000	402,566
Series 2009 B, 5% 6/1/15	500,000	559,120
Florida Muni. Pwr. Agcy. Rev. (St. Lucie Proj.) Series 2011 A, 4% 4/1/15	500,000	534,175
Miami-Dade County Pub. Facilities Rev. Series 2005 B, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	811,463
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/15 (c)	1,000,000	1,085,860
Reedy Creek Impt. District Utils. Rev. Series 2005-2, 5.25% 10/1/15 (AMBAC Insured)	1,000,000	1,112,210
		6,446,488
Georgia - 0.3%
Muni. Elec. Auth. of Georgia Series A, 4% 1/1/15	200,000	213,836
Hawaii - 2.6%
Hawaii Arpts. Sys. Rev. Series 2011, 4% 7/1/15 (c)	500,000	539,935
Hawaii Gen. Oblig. Series DR, 5% 6/1/15	1,000,000	1,121,350
		1,661,285
Illinois - 7.4%
Chicago O'Hare Int'l. Arpt. Rev. Series B, 4% 1/1/15	200,000	213,974
Illinois Gen. Oblig.:
Series 2005, 5% 4/1/15 (AMBAC Insured)	1,500,000	1,643,550
Series 2010, 5% 1/1/15	275,000	298,771
Illinois Sales Tax Rev. Series 2010, 5% 6/15/15	250,000	278,558
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/15	2,000,000	2,241,055
		4,675,908
Indiana - 2.1%
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,105,710
Purdue Univ. Rev. Series A, 5% 7/1/15	200,000	225,496
		1,331,206
Kentucky - 1.2%
Pikeville Hosp. Rev. Series 2011, 4% 3/1/15	750,000	790,935
Municipal Bonds - continued
	Principal Amount	Value
Maryland - 0.9%
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 3% 7/1/15	$ 520,000	$ 552,744
Massachusetts - 4.6%
Easton Gen. Oblig. 5% 8/1/15 (FSA Insured)	600,000	674,268
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/15	500,000	548,285
Massachusetts Gen. Oblig. Series 2005 C, 5% 9/1/15	505,000	571,221
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Nuclear #6 Proj.) Series 2012 A, 5% 7/1/15	1,000,000	1,114,060
		2,907,834
Michigan - 5.4%
Detroit School District Series 2012 A, 5% 5/1/15	500,000	548,485
Grand Traverse County Hosp. Series 2011 A, 5% 7/1/15	750,000	830,790
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 1999 B4, 0.9%, tender 3/16/15 (b)	1,000,000	1,001,700
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	950,000	1,047,480
		3,428,455
Nevada - 1.5%
Clark County Fuel Tax Series 2008, 5% 6/1/15 (Escrowed to Maturity)	175,000	196,287
Nevada Gen. Oblig. Series 2011 E, 4% 6/1/15	700,000	764,680
		960,967
New Jersey - 5.1%
New Jersey Ctfs. of Prtn. Series 2008 A, 5% 6/15/15	600,000	661,062
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2012, 5% 6/15/15	1,605,000	1,753,511
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/15	500,000	553,860
New Jersey Trans. Trust Fund Auth. Series 2003 A, 5.5% 12/15/15 (AMBAC Insured)	100,000	114,853
Stafford Township Board Ed. 4.25% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	164,360
		3,247,646
New Mexico - 1.6%
New Mexico Severance Tax Rev. Series 2011 A2, 5% 7/1/15	900,000	1,010,250
Municipal Bonds - continued
	Principal Amount	Value
New York - 10.7%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A, 5% 5/1/15	$ 1,085,000	$ 1,200,444
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/15	730,000	799,671
New York City Gen. Oblig.:
Series 2006 D, 5% 8/1/15	440,000	495,924
Series 2010 E, 5% 8/1/15	200,000	225,420
Series 2011 A, 3% 8/1/15	100,000	107,098
New York City Trust Cultural Resources Rev. Bonds Series 2009 C, 2.1%, tender 7/1/15 (b)	1,250,000	1,302,000
New York Dorm. Auth. Revs. Series 2012 A:
3% 7/1/15	235,000	249,864
5% 5/1/15	1,000,000	1,101,800
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. 4% 7/1/15	100,000	107,199
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/15	500,000	557,705
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A, 5% 6/1/15	575,000	629,665
		6,776,790
North Carolina - 3.0%
Dare County Ctfs. of Prtn. Series 2012 B, 3% 6/1/15	620,000	656,853
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/15	100,000	109,417
Wake County Gen. Oblig. Series 2009 C, 5% 3/1/15	1,000,000	1,113,340
		1,879,610
Ohio - 3.0%
Columbus Gen. Oblig. Series 2005 B, 5% 6/15/15	500,000	561,700
Kent State Univ. Revs. Series 2012 A, 5% 5/1/15	250,000	275,990
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2010 A, 3.375%, tender 7/1/15 (b)	1,000,000	1,035,430
		1,873,120
Oklahoma - 0.9%
Oklahoma St Wtr. Resources Board Rev. Fund Series 2011 A, 5% 4/1/15	500,000	557,030
Pennsylvania - 4.7%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/15 (FSA Insured)	250,000	277,170
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/15	500,000	543,645
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Redev. Auth. Rev. Series 2012, 5% 4/15/15	$ 1,200,000	$ 1,313,124
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/15	750,000	826,283
		2,960,222
Puerto Rico - 2.2%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2006 B, 5% 7/1/15	1,315,000	1,406,327
Texas - 6.6%
Denton Independent School District Series 2011, 5% 8/15/15	500,000	563,960
El Paso Independent School District Series 2008 A, 5% 2/15/15	100,000	110,674
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/15	580,000	644,983
Series A, 5% 7/1/15	125,000	139,185
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2008, 5% 5/15/15 (Berkshire Hathaway Assurance Corp. Insured)	435,000	484,616
Series 2010, 5% 5/15/15	500,000	555,920
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/15	500,000	552,135
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/15	1,000,000	1,125,590
		4,177,063
Washington - 4.0%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/15	350,000	380,419
Washington Gen. Oblig. Series R 2012A, 5% 7/1/15	1,425,000	1,602,897
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/15	500,000	559,485
		2,542,801
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 0.8%
Milwaukee Swr. Rev. Series S1, 3% 6/1/15	$ 500,000	$ 528,900
TOTAL INVESTMENT PORTFOLIO - 96.2% (Cost $60,164,361)	60,965,756
NET OTHER ASSETS (LIABILITIES) - 3.8%	2,410,333
NET ASSETS - 100%	$ 63,376,089
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $60,164,361. Net unrealized appreciation aggregated $801,395, of which $807,040 related to appreciated investment securities and $5,645 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal Income
2017 Fund

September 30, 2012

1.932719.101

M17-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.4%
	Principal Amount	Value
Arizona - 2.2%
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	$ 500,000	$ 597,310
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	295,330
		892,640
California - 18.0%
California Gen. Oblig. 5% 3/1/17	215,000	251,410
California Pub. Works Board Lease Rev. Series B, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600,000	712,944
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/17 (a)	1,000,000	1,161,630
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4% 3/1/17	1,000,000	1,116,740
Los Angeles Unified School District Series 2011 A1, 4% 7/1/17	500,000	574,840
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	293,178
Newport Beach Rev. Series 2009 A, 5% 12/1/17	500,000	595,630
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	588,855
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/17	1,390,000	1,524,149
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 4% 6/1/17	150,000	166,248
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	348,261
		7,333,885
Connecticut - 4.1%
Connecticut Health & Ed. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (b)	500,000	506,930
Series D, 5% 7/1/17	1,000,000	1,148,800
		1,655,730
Florida - 13.4%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	500,000	577,610
Citizens Property Ins. Corp. Series 2010 A1, 5.25% 6/1/17	725,000	839,144
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	500,000	592,950
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	1,000,000	1,178,770
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	$ 1,000,000	$ 1,191,170
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (c)	500,000	562,850
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/17	250,000	299,543
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	224,276
		5,466,313
Georgia - 2.5%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	200,000	232,980
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	292,703
Muni. Elec. Auth. of Georgia Series A, 5.25% 1/1/17	440,000	515,913
		1,041,596
Illinois - 5.4%
Chicago Park District Gen. Oblig. Series 2011 C, 5% 1/1/17	345,000	400,952
Illinois Fin. Auth. Rev. Series 2009 B, 5% 7/1/17	200,000	237,180
Illinois Gen. Oblig. Series 2012, 5% 3/1/17	1,000,000	1,141,940
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	288,280
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	100,000	118,775
		2,187,127
Indiana - 1.2%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	500,000	503,550
Maryland - 1.4%
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 4% 7/1/17	500,000	567,340
Massachusetts - 5.6%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A, 5% 1/1/17	850,000	964,002
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/17	1,000,000	1,202,710
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/17	100,000	118,743
		2,285,455
Municipal Bonds - continued
	Principal Amount	Value
Michigan - 4.9%
Detroit School District Series 2012 A, 5% 5/1/17	$ 1,500,000	$ 1,718,519
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Assured Guaranty Corp. Insured)	225,000	265,574
		1,984,093
Nebraska - 1.4%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/17	500,000	583,810
New Jersey - 5.9%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2012, 5% 6/15/17	1,000,000	1,132,470
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	359,229
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	327,990
Series 2011 B, 5% 6/15/17	500,000	590,835
		2,410,524
New York - 4.2%
New York City Gen. Oblig. Series 2011 B, 5% 8/1/17	455,000	542,933
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	395,000	477,053
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	118,759
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	500,000	590,355
		1,729,100
North Carolina - 2.2%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	385,000	436,340
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17	395,000	446,074
		882,414
Ohio - 2.2%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	100,000	108,409
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	149,051
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	656,587
		914,047
Pennsylvania - 9.5%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	344,178
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.15% 3/1/17	$ 1,000,000	$ 986,690
Monroeville Fin. Auth. UPMC Rev. Series 2012, 4% 2/15/17	1,000,000	1,116,950
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,418,287
		3,866,105
Puerto Rico - 0.7%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/17 (AMBAC Insured)	250,000	277,670
South Carolina - 0.4%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	125,000	146,750
Texas - 5.4%
Denton Independent School District Series 2011, 5% 8/15/17	500,000	600,035
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	360,000	422,356
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	579,345
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	500,000	598,725
		2,200,461
Utah - 1.0%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	406,665
Washington - 1.4%
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	281,584
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	250,000	293,005
		574,589
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 1.4%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	$ 500,000	$ 568,385
TOTAL INVESTMENT PORTFOLIO - 94.4% (Cost $37,302,459)	38,478,249
NET OTHER ASSETS (LIABILITIES) - 5.6%	2,264,812
NET ASSETS - 100%	$ 40,743,061
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $37,302,459. Net unrealized appreciation aggregated $1,175,790, of which $1,189,656 related to appreciated investment securities and $13,866 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Municipal Income 2017 Fund:
Class A
Institutional Class

September 30, 2012

Class A and Institutional Class
are classes of Fidelity® Municipal
Income 2017 Fund

1.932711.101

AM17-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.4%
	Principal Amount	Value
Arizona - 2.2%
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	$ 500,000	$ 597,310
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	295,330
		892,640
California - 18.0%
California Gen. Oblig. 5% 3/1/17	215,000	251,410
California Pub. Works Board Lease Rev. Series B, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600,000	712,944
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/17 (a)	1,000,000	1,161,630
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4% 3/1/17	1,000,000	1,116,740
Los Angeles Unified School District Series 2011 A1, 4% 7/1/17	500,000	574,840
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	293,178
Newport Beach Rev. Series 2009 A, 5% 12/1/17	500,000	595,630
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	588,855
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/17	1,390,000	1,524,149
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 4% 6/1/17	150,000	166,248
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	348,261
		7,333,885
Connecticut - 4.1%
Connecticut Health & Ed. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (b)	500,000	506,930
Series D, 5% 7/1/17	1,000,000	1,148,800
		1,655,730
Florida - 13.4%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	500,000	577,610
Citizens Property Ins. Corp. Series 2010 A1, 5.25% 6/1/17	725,000	839,144
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	500,000	592,950
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	1,000,000	1,178,770
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	$ 1,000,000	$ 1,191,170
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (c)	500,000	562,850
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/17	250,000	299,543
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	224,276
		5,466,313
Georgia - 2.5%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	200,000	232,980
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	292,703
Muni. Elec. Auth. of Georgia Series A, 5.25% 1/1/17	440,000	515,913
		1,041,596
Illinois - 5.4%
Chicago Park District Gen. Oblig. Series 2011 C, 5% 1/1/17	345,000	400,952
Illinois Fin. Auth. Rev. Series 2009 B, 5% 7/1/17	200,000	237,180
Illinois Gen. Oblig. Series 2012, 5% 3/1/17	1,000,000	1,141,940
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	288,280
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	100,000	118,775
		2,187,127
Indiana - 1.2%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	500,000	503,550
Maryland - 1.4%
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 4% 7/1/17	500,000	567,340
Massachusetts - 5.6%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A, 5% 1/1/17	850,000	964,002
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/17	1,000,000	1,202,710
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/17	100,000	118,743
		2,285,455
Municipal Bonds - continued
	Principal Amount	Value
Michigan - 4.9%
Detroit School District Series 2012 A, 5% 5/1/17	$ 1,500,000	$ 1,718,519
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Assured Guaranty Corp. Insured)	225,000	265,574
		1,984,093
Nebraska - 1.4%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/17	500,000	583,810
New Jersey - 5.9%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2012, 5% 6/15/17	1,000,000	1,132,470
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	359,229
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	327,990
Series 2011 B, 5% 6/15/17	500,000	590,835
		2,410,524
New York - 4.2%
New York City Gen. Oblig. Series 2011 B, 5% 8/1/17	455,000	542,933
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	395,000	477,053
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	118,759
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	500,000	590,355
		1,729,100
North Carolina - 2.2%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	385,000	436,340
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17	395,000	446,074
		882,414
Ohio - 2.2%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	100,000	108,409
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	149,051
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	656,587
		914,047
Pennsylvania - 9.5%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	344,178
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.15% 3/1/17	$ 1,000,000	$ 986,690
Monroeville Fin. Auth. UPMC Rev. Series 2012, 4% 2/15/17	1,000,000	1,116,950
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,418,287
		3,866,105
Puerto Rico - 0.7%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/17 (AMBAC Insured)	250,000	277,670
South Carolina - 0.4%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	125,000	146,750
Texas - 5.4%
Denton Independent School District Series 2011, 5% 8/15/17	500,000	600,035
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	360,000	422,356
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	579,345
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	500,000	598,725
		2,200,461
Utah - 1.0%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	406,665
Washington - 1.4%
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	281,584
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	250,000	293,005
		574,589
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 1.4%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	$ 500,000	$ 568,385
TOTAL INVESTMENT PORTFOLIO - 94.4% (Cost $37,302,459)	38,478,249
NET OTHER ASSETS (LIABILITIES) - 5.6%	2,264,812
NET ASSETS - 100%	$ 40,743,061
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $37,302,459. Net unrealized appreciation aggregated $1,175,790, of which $1,189,656 related to appreciated investment securities and $13,866 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal Income
2019 Fund

September 30, 2012

1.932721.101

M19-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.5%
	Principal Amount	Value
Arizona - 6.3%
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	$ 645,000	$ 747,084
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	742,896
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19	500,000	572,780
		2,062,760
California - 8.7%
California Econ. Recovery Series A, 4.6% 7/1/19	1,040,000	1,260,905
California Gen. Oblig. 5.5% 4/1/19	500,000	620,175
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (MBIA Insured)	500,000	587,785
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	397,407
		2,866,272
Florida - 12.9%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/19	1,000,000	1,175,950
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	250,000	292,638
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	612,205
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	800,000	971,512
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (a)	500,000	568,755
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	500,000	618,785
		4,239,845
Georgia - 0.7%
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	242,550
Illinois - 8.3%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,190,780
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	385,249
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,163,960
		2,739,989
Municipal Bonds - continued
	Principal Amount	Value
Indiana - 1.0%
Purdue Univ. Rev. Series A, 5% 7/1/19	$ 250,000	$ 313,023
Iowa - 3.0%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	983,787
Maryland - 5.8%
Maryland Gen. Oblig. Series C, 5% 3/1/19	585,000	730,367
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (a)	1,000,000	1,188,940
		1,919,307
Massachusetts - 3.8%
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/19	1,000,000	1,247,640
Michigan - 7.1%
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,173,260
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,170,580
		2,343,840
Minnesota - 3.8%
Hennepin County Sales Tax Rev. Series 2007 A, 5% 12/15/19	595,000	758,982
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	410,000	494,140
		1,253,122
New Jersey - 5.1%
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	722,757
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	598,720
New Jersey Trans. Trust Fund Auth. Series 2003 B, 5.25% 12/15/19	300,000	369,819
		1,691,296
New Mexico - 2.3%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	745,086
New York - 10.3%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5% 6/15/19	500,000	619,415
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19	1,000,000	1,223,470
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Personal Income Tax Rev. Series 2010 E, 5% 2/15/19	$ 1,000,000	$ 1,234,310
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	316,888
		3,394,083
Ohio - 2.5%
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	700,000	814,751
Pennsylvania - 6.2%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	118,232
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	215,722
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	957,224
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	761,314
		2,052,492
Texas - 4.6%
Del Valle Independent School District Series 2010, 5% 2/1/19	250,000	307,205
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	500,000	590,035
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	620,485
		1,517,725
Washington - 0.4%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	129,137
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 3.7%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	$ 1,000,000	$ 1,232,470
TOTAL INVESTMENT PORTFOLIO - 96.5% (Cost $29,860,264)	31,789,175
NET OTHER ASSETS (LIABILITIES) - 3.5%	1,167,601
NET ASSETS - 100%	$ 32,956,776
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $29,860,264. Net unrealized appreciation aggregated $1,928,911, all of which was related to appreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Municipal Income 2019 Fund:
Class A
Institutional Class

September 30, 2012

Class A and Institutional Class
are classes of Fidelity® Municipal
Income 2019 Fund

1.932713.101

AM19-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.5%
	Principal Amount	Value
Arizona - 6.3%
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	$ 645,000	$ 747,084
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	742,896
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19	500,000	572,780
		2,062,760
California - 8.7%
California Econ. Recovery Series A, 4.6% 7/1/19	1,040,000	1,260,905
California Gen. Oblig. 5.5% 4/1/19	500,000	620,175
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (MBIA Insured)	500,000	587,785
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	397,407
		2,866,272
Florida - 12.9%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/19	1,000,000	1,175,950
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	250,000	292,638
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	612,205
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	800,000	971,512
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (a)	500,000	568,755
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	500,000	618,785
		4,239,845
Georgia - 0.7%
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	242,550
Illinois - 8.3%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,190,780
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	385,249
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,163,960
		2,739,989
Municipal Bonds - continued
	Principal Amount	Value
Indiana - 1.0%
Purdue Univ. Rev. Series A, 5% 7/1/19	$ 250,000	$ 313,023
Iowa - 3.0%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	983,787
Maryland - 5.8%
Maryland Gen. Oblig. Series C, 5% 3/1/19	585,000	730,367
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (a)	1,000,000	1,188,940
		1,919,307
Massachusetts - 3.8%
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/19	1,000,000	1,247,640
Michigan - 7.1%
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,173,260
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,170,580
		2,343,840
Minnesota - 3.8%
Hennepin County Sales Tax Rev. Series 2007 A, 5% 12/15/19	595,000	758,982
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	410,000	494,140
		1,253,122
New Jersey - 5.1%
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	722,757
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	598,720
New Jersey Trans. Trust Fund Auth. Series 2003 B, 5.25% 12/15/19	300,000	369,819
		1,691,296
New Mexico - 2.3%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	745,086
New York - 10.3%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5% 6/15/19	500,000	619,415
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19	1,000,000	1,223,470
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Personal Income Tax Rev. Series 2010 E, 5% 2/15/19	$ 1,000,000	$ 1,234,310
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	316,888
		3,394,083
Ohio - 2.5%
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	700,000	814,751
Pennsylvania - 6.2%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	118,232
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	215,722
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	957,224
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	761,314
		2,052,492
Texas - 4.6%
Del Valle Independent School District Series 2010, 5% 2/1/19	250,000	307,205
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	500,000	590,035
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	620,485
		1,517,725
Washington - 0.4%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	129,137
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 3.7%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	$ 1,000,000	$ 1,232,470
TOTAL INVESTMENT PORTFOLIO - 96.5% (Cost $29,860,264)	31,789,175
NET OTHER ASSETS (LIABILITIES) - 3.5%	1,167,601
NET ASSETS - 100%	$ 32,956,776
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $29,860,264. Net unrealized appreciation aggregated $1,928,911, all of which was related to appreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Municipal Income 2021 Fund:
Class A
Institutional Class

September 30, 2012

Class A and Institutional Class
are classes of Fidelity® Municipal
Income 2021 Fund

1.932715.101

AM21-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount	Value
Arizona - 4.5%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 703,724
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	363,555
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	618,085
		1,685,364
California - 13.4%
California Gen. Oblig. 5% 3/1/21	600,000	719,742
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	597,240
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	592,615
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,163,010
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	310,113
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	500,000	617,650
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	125,844
Series 2011 C, 5% 5/1/21 (b)	500,000	590,880
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	297,918
		5,015,012
Florida - 8.9%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/21	500,000	588,595
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	303,850
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	921,555
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	920,213
Series 2012 A, 5% 7/1/21	500,000	613,475
		3,347,688
Georgia - 2.2%
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	310,600
Muni. Elec. Auth. of Georgia Series 2011 A, 5% 1/1/21	420,000	512,463
		823,063
Municipal Bonds - continued
	Principal Amount	Value
Illinois - 6.3%
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	$ 1,470,000	$ 1,785,268
Illinois Gen. Oblig. Series 2012, 5% 3/1/21	500,000	578,670
		2,363,938
Indiana - 1.7%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	242,848
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	383,199
		626,047
Massachusetts - 3.5%
Massachusetts Gen. Oblig. Series B, 5.25% 9/1/21	450,000	579,425
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	247,548
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	488,428
		1,315,401
Michigan - 3.9%
Detroit School District Series 2012 A, 5% 5/1/21	500,000	591,720
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	257,428
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	591,925
		1,441,073
Minnesota - 5.3%
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (a)	500,000	602,305
Saint Paul Independent School District #625 Series 2011 A, 4% 2/1/21	1,170,000	1,379,114
		1,981,419
Nebraska - 1.6%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/21	500,000	611,345
Nevada - 0.8%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	303,603
New Jersey - 13.5%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	798,800
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2011 EE, 5.5% 9/1/21	$ 1,180,000	$ 1,482,658
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/21	540,000	650,603
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,203,950
New Jersey Trans. Trust Fund Auth. Series 2011 B, 5% 6/15/21	750,000	916,763
		5,052,774
New York - 5.8%
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	685,000	849,756
New York Dorm. Auth. Revs. Series 1, 4% 7/1/21	600,000	694,254
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2012 A, 5% 4/1/21	500,000	618,850
		2,162,860
North Carolina - 4.0%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	241,514
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,242,850
		1,484,364
Pennsylvania - 4.3%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	422,780
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	590,955
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	604,145
		1,617,880
South Carolina - 2.4%
Horry County School District Series 2011, 5% 3/1/21	700,000	892,283
Texas - 9.1%
Beaumont Independent School District Series 2011, 4% 2/15/21	465,000	546,487
Frisco Gen. Oblig. Series 2011, 4% 2/15/21	445,000	519,586
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	307,858
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	588,595
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (b)	200,000	241,494
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	$ 500,000	$ 572,255
Univ. of Texas Board of Regents Sys. Rev. Series 2010 B, 5% 8/15/21	500,000	635,265
		3,411,540
Washington - 3.4%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	796,689
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	162,942
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	298,953
		1,258,584
Wisconsin - 3.3%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,249,180
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $34,228,187)	36,643,418
NET OTHER ASSETS (LIABILITIES) - 2.1%	782,387
NET ASSETS - 100%	$ 37,425,805
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $34,228,187. Net unrealized appreciation aggregated $2,415,231, all of which was related to appreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal Income
2021 Fund

September 30, 2012

1.932723.101

M21-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount	Value
Arizona - 4.5%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 703,724
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	363,555
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	618,085
		1,685,364
California - 13.4%
California Gen. Oblig. 5% 3/1/21	600,000	719,742
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	597,240
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	592,615
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,163,010
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	310,113
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	500,000	617,650
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	125,844
Series 2011 C, 5% 5/1/21 (b)	500,000	590,880
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	297,918
		5,015,012
Florida - 8.9%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/21	500,000	588,595
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	303,850
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	921,555
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	920,213
Series 2012 A, 5% 7/1/21	500,000	613,475
		3,347,688
Georgia - 2.2%
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	310,600
Muni. Elec. Auth. of Georgia Series 2011 A, 5% 1/1/21	420,000	512,463
		823,063
Municipal Bonds - continued
	Principal Amount	Value
Illinois - 6.3%
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	$ 1,470,000	$ 1,785,268
Illinois Gen. Oblig. Series 2012, 5% 3/1/21	500,000	578,670
		2,363,938
Indiana - 1.7%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	242,848
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	383,199
		626,047
Massachusetts - 3.5%
Massachusetts Gen. Oblig. Series B, 5.25% 9/1/21	450,000	579,425
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	247,548
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	488,428
		1,315,401
Michigan - 3.9%
Detroit School District Series 2012 A, 5% 5/1/21	500,000	591,720
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	257,428
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	591,925
		1,441,073
Minnesota - 5.3%
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (a)	500,000	602,305
Saint Paul Independent School District #625 Series 2011 A, 4% 2/1/21	1,170,000	1,379,114
		1,981,419
Nebraska - 1.6%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/21	500,000	611,345
Nevada - 0.8%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	303,603
New Jersey - 13.5%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	798,800
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2011 EE, 5.5% 9/1/21	$ 1,180,000	$ 1,482,658
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/21	540,000	650,603
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,203,950
New Jersey Trans. Trust Fund Auth. Series 2011 B, 5% 6/15/21	750,000	916,763
		5,052,774
New York - 5.8%
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	685,000	849,756
New York Dorm. Auth. Revs. Series 1, 4% 7/1/21	600,000	694,254
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2012 A, 5% 4/1/21	500,000	618,850
		2,162,860
North Carolina - 4.0%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	241,514
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,242,850
		1,484,364
Pennsylvania - 4.3%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	422,780
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	590,955
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	604,145
		1,617,880
South Carolina - 2.4%
Horry County School District Series 2011, 5% 3/1/21	700,000	892,283
Texas - 9.1%
Beaumont Independent School District Series 2011, 4% 2/15/21	465,000	546,487
Frisco Gen. Oblig. Series 2011, 4% 2/15/21	445,000	519,586
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	307,858
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	588,595
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (b)	200,000	241,494
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	$ 500,000	$ 572,255
Univ. of Texas Board of Regents Sys. Rev. Series 2010 B, 5% 8/15/21	500,000	635,265
		3,411,540
Washington - 3.4%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	796,689
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	162,942
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	298,953
		1,258,584
Wisconsin - 3.3%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,249,180
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $34,228,187)	36,643,418
NET OTHER ASSETS (LIABILITIES) - 2.1%	782,387
NET ASSETS - 100%	$ 37,425,805
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $34,228,187. Net unrealized appreciation aggregated $2,415,231, all of which was related to appreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2012